UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2021

Date of reporting period:	January 1, 2021 — June 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

August 9, 2021

Dear Shareholder:

The U.S. economy is much improved from a year ago, or even six months ago. Gross domestic product is growing at a pre-pandemic pace. Stock prices are high and interest rates are low. More and more workers are finding jobs, with millions still open. At the same time, vaccinations in many areas have not yet reached enough people to stop the spread of Covid-19. U.S. and global infection rates have recently risen.

While it is too soon to declare the pandemic over, it is worth taking stock of the economy’s transition. Some changes accelerated by the pandemic could be lasting. Dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

An active investment philosophy is well suited to this time. Putnam’s research teams are analyzing the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Because the fund currently invests, and may in the future invest, significantly in European companies, the fund is particularly susceptible to economic, political, regulatory, or other events or conditions affecting issuers in Europe. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Value stocks may fail to rebound, and the market may not favor value-style investing. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions, and the potential failure of the other party to the instrument to meet its obligations. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/21)

Investment objective

Capital growth with current income as its secondary objective

Net asset value June 30, 2021

Class IA: $11.28	Class IB: $11.15

Total return at net asset value

			MSCI EAFE Value
(as of 6/30/21)	Class IA shares*	Class IB shares†	Index (ND)
6 months	12.88%	12.71%	10.68%
1 year	38.92	38.59	33.50
5 years	55.72	53.82	45.67
Annualized	9.26	8.99	7.81
10 years	61.07	57.08	46.06
Annualized	4.88	4.62	3.86
Life	279.29	258.94	243.37
Annualized	5.59	5.36	5.18

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: January 2, 1997.

† Class inception date: April 6, 1998.

The MSCI EAFE Value Index (ND) is an unmanaged index that measures the performance of equity securities representing the value style in countries within Europe, Australasia, and the Far East. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the information in the portfolio schedule notes included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and rounding. Holdings and allocations may vary over time.

Putnam VT International Value Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/21 to 6/30/21. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/20	0.94%	1.19%
Annualized expense ratio for the six-month
period ended 6/30/21	0.89%	1.14%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/21		ended 6/30/21
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.70	$6.01	$4.46	$5.71
Ending value
(after
expenses)	$1,128.80	$1,127.10	$1,020.38	$1,019.14

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/21. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2	Putnam VT International Value Fund

The fund’s portfolio 6/30/21 (Unaudited)

COMMON STOCKS (96.6%)*	Shares	Value

Aerospace and defense (0.7%)
BAE Systems PLC (United Kingdom)	76,104	$549,534
		549,534
Air freight and logistics (1.9%)
Deutsche Post AG (Germany)	22,527	1,532,166
		1,532,166
Airlines (1.0%)
Qantas Airways, Ltd. (voting rights) (Australia) †	241,087	842,543
		842,543
Auto components (1.5%)
Magna International, Inc. (Canada)	13,313	1,232,602
		1,232,602
Automobiles (1.3%)
Yamaha Motor Co., Ltd. (Japan)	39,400	1,071,047
		1,071,047
Banks (16.4%)
AIB Group PLC (Ireland) †	396,254	1,021,002
Australia & New Zealand Banking Group, Ltd.
(Australia)	92,788	1,958,856
BNP Paribas SA (France)	23,846	1,494,920
CaixaBank SA (Spain)	164,568	506,184
DBS Group Holdings, Ltd. (Singapore)	33,804	749,384
DNB ASA (Norway)	38,824	845,907
Hana Financial Group, Inc. (South Korea)	32,505	1,329,179
ING Groep NV (Netherlands)	202,761	2,678,322
Lloyds Banking Group PLC (United Kingdom)	575,304	371,567
Mizuho Financial Group, Inc. (Japan)	40,380	577,013
Skandinaviska Enskilda Banken AB (Sweden)	16,236	209,730
Sumitomo Mitsui Financial Group, Inc. (Japan)	48,200	1,661,695
		13,403,759
Beverages (2.5%)
Asahi Group Holdings, Ltd. (Japan)	18,500	864,427
Coca-Cola Europacific Partners PLC
(United Kingdom)	20,200	1,198,264
		2,062,691
Building products (1.2%)
Compagnie De Saint-Gobain (France)	15,062	991,932
		991,932
Capital markets (2.5%)
Quilter PLC (United Kingdom)	438,918	903,143
UBS Group AG (Switzerland)	72,810	1,114,282
		2,017,425
Chemicals (1.0%)
LANXESS AG (Germany)	12,064	827,109
		827,109
Construction and engineering (2.6%)
Vinci SA (France)	19,798	2,112,559
		2,112,559
Construction materials (1.3%)
CRH PLC (Ireland)	21,045	1,060,550
		1,060,550
Diversified financial services (2.2%)
Eurazeo SA (France)	11,290	983,953
ORIX Corp. (Japan)	49,200	830,149
		1,814,102
Diversified telecommunication services (3.4%)
BCE, Inc. (Canada)	15,600	769,303
Nippon Telegraph & Telephone Corp. (Japan)	58,600	1,526,781
Telstra Corp., Ltd. (Australia)	180,011	507,597
		2,803,681
Electric utilities (2.2%)
Fortum OYJ (Finland)	29,491	813,378
SSE PLC (United Kingdom)	49,482	1,027,069
		1,840,447

COMMON STOCKS (96.6%)* cont.	Shares	Value

Electrical equipment (0.2%)
Siemens Energy AG (Germany) †	6,065	$182,810
		182,810
Food and staples retail (2.2%)
Koninklijke Ahold Delhaize NV (Netherlands)	34,921	1,038,088
Seven & i Holdings Co., Ltd. (Japan)	15,900	758,111
		1,796,199
Food products (1.3%)
JDE Peet’s BV (Netherlands) †	8,205	297,710
Kerry Group PLC Class A (Ireland)	5,501	768,387
		1,066,097
Health-care equipment and supplies (1.4%)
Hoya Corp. (Japan)	8,700	1,153,526
		1,153,526
Hotels, restaurants, and leisure (1.5%)
Compass Group PLC (United Kingdom) †	28,042	590,391
Dalata Hotel Group PLC (Ireland) †	139,772	635,592
		1,225,983
Household durables (3.3%)
Panasonic Corp. (Japan)	67,700	783,369
Sony Group Corp. (Japan)	19,500	1,898,308
		2,681,677
Industrial conglomerates (2.4%)
Siemens AG (Germany)	12,256	1,941,840
		1,941,840
Insurance (8.9%)
AIA Group, Ltd. (Hong Kong)	173,600	2,157,619
Allianz SE (Germany)	4,135	1,031,117
AXA SA (France)	51,717	1,311,402
Prudential PLC (United Kingdom)	75,724	1,438,728
QBE Insurance Group, Ltd. (Australia)	159,069	1,287,180
		7,226,046
Machinery (2.2%)
MinebeaMitsumi, Inc. (Japan)	51,800	1,370,361
NSK, Ltd. (Japan)	55,100	465,718
		1,836,079
Metals and mining (3.4%)
Anglo American PLC (United Kingdom)	36,888	1,465,755
Rio Tinto PLC (United Kingdom)	15,711	1,292,898
		2,758,653
Multi-utilities (1.9%)
Veolia Environnement SA (France)	51,080	1,542,670
		1,542,670
Multiline retail (1.0%)
Don Quijote Co., Ltd. (Japan)	39,400	817,826
		817,826
Oil, gas, and consumable fuels (5.3%)
BP PLC (United Kingdom)	269,870	1,175,930
Ovintiv, Inc.	14,500	457,014
Royal Dutch Shell PLC Class B (United Kingdom)	33,359	645,576
Suncor Energy, Inc. (Canada)	48,331	1,157,589
Thungela Resources, Ltd. (South Africa) †	3,689	10,154
TotalEnergies SA (France)	18,589	841,009
		4,287,272
Personal products (1.2%)
Unilever PLC (United Kingdom)	16,111	943,050
		943,050
Pharmaceuticals (6.6%)
AstraZeneca PLC (United Kingdom)	12,275	1,474,374
Novartis AG (Switzerland)	15,133	1,379,102
Sanofi (France)	23,858	2,499,671
		5,353,147
Specialty retail (1.6%)
Kingfisher PLC (United Kingdom) †	255,831	1,289,933
		1,289,933

Putnam VT International Value Fund	3

COMMON STOCKS (96.6%)* cont.	Shares	Value

Technology hardware, storage, and peripherals (2.7%)
Lite-On Technology Corp. (Taiwan)	363,000	$750,428
Samsung Electronics Co., Ltd. (South Korea)	20,066	1,437,931
		2,188,359
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	34,455	742,091
		742,091
Trading companies and distributors (3.9%)
Ferguson PLC (United Kingdom)	5,454	758,224
ITOCHU Corp. (Japan)	27,900	803,637
Mitsubishi Corp. (Japan)	60,000	1,635,357
		3,197,218
Transportation infrastructure (0.7%)
Aena SME SA (Spain) †	3,370	552,644
		552,644
Wireless telecommunication services (2.3%)
KDDI Corp. (Japan)	18,200	567,649
Vodafone Group PLC (United Kingdom)	791,883	1,329,173
		1,896,822
Total common stocks (cost $67,701,527)		$78,842,089

SHORT-TERM INVESTMENTS (3.3%)*	Shares	Value
Putnam Short Term Investment Fund
Class P 0.09% L	2,689,757	$2,689,757
Total short-term investments (cost $2,689,757)		$2,689,757

Total investments (cost $70,391,284)		$81,531,846

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2021 through June 30 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $81,626,977.

† This security is non-income-producing.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $297,033 to cover certain derivative contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United Kingdom	21.1%	South Korea	3.4%
Japan	20.6	Switzerland	3.1
France	14.4	Hong Kong	2.6
Germany	6.8	Spain	1.3
Australia	5.6	Norway	1.0
Netherlands	4.9	Finland	1.0
Ireland	4.3	Taiwan	0.9
Canada	3.9	Singapore	0.9
United States	3.9	Other	0.3
		Total	100.0%

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $42,374,238) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	British Pound	Buy	9/15/21	$830,118	$846,333	$(16,215)
	Canadian Dollar	Sell	7/21/21	612,932	604,228	(8,704)
	Euro	Sell	9/15/21	830,101	853,497	23,396
	Japanese Yen	Buy	8/18/21	380,026	386,780	(6,754)
	Swedish Krona	Buy	9/15/21	130,458	135,143	(4,685)
	Swiss Franc	Buy	9/15/21	270,944	279,338	(8,394)
Barclays Bank PLC
	British Pound	Sell	9/15/21	61,014	62,393	1,379
	Canadian Dollar	Sell	7/21/21	185,945	183,341	(2,604)
	Euro	Buy	9/15/21	68,284	70,212	(1,928)
	Hong Kong Dollar	Buy	8/18/21	588,140	588,009	131
	Japanese Yen	Buy	8/18/21	199,723	203,281	(3,558)
Citibank, N.A.
	British Pound	Sell	9/15/21	407,726	416,865	9,139
	Canadian Dollar	Sell	7/21/21	1,153,746	1,137,104	(16,642)
	Danish Krone	Buy	9/15/21	580,455	596,524	(16,069)
	Euro	Sell	9/15/21	1,988,561	2,045,011	56,450
	Japanese Yen	Sell	8/18/21	982,453	999,974	17,521
	Swiss Franc	Buy	9/15/21	808,716	833,680	(24,964)
Goldman Sachs International
	British Pound	Sell	9/15/21	744,063	760,857	16,794
	Canadian Dollar	Buy	7/21/21	273,875	269,971	3,904
	Euro	Buy	9/15/21	267,437	275,016	(7,579)
	Hong Kong Dollar	Sell	8/18/21	182,453	182,412	(41)
	Japanese Yen	Buy	8/18/21	1,546,658	1,574,620	(27,962)
	South Korean Won	Sell	8/18/21	212,369	211,880	(489)

4	Putnam VT International Value Fund

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $42,374,238) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	British Pound	Sell	9/15/21	$962,246	$983,896	$21,650
	Canadian Dollar	Buy	7/21/21	204,257	201,358	2,899
	Euro	Buy	9/15/21	3,255,563	3,347,704	(92,141)
	Hong Kong Dollar	Buy	8/18/21	45,855	45,844	11
	Japanese Yen	Sell	8/18/21	427,956	435,557	7,601
	Swiss Franc	Buy	9/15/21	61,942	63,856	(1,914)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/21	165,080	171,735	(6,655)
	British Pound	Buy	9/15/21	1,616,240	1,652,689	(36,449)
	Canadian Dollar	Sell	7/21/21	135,526	133,607	(1,919)
	Euro	Buy	9/15/21	928,074	954,444	(26,370)
	Japanese Yen	Buy	8/18/21	454,331	462,679	(8,348)
	New Zealand Dollar	Buy	7/21/21	178,868	180,353	(1,485)
	Norwegian Krone	Sell	9/15/21	143,701	149,513	5,812
	Singapore Dollar	Buy	8/18/21	179,593	180,637	(1,044)
	South Korean Won	Sell	8/18/21	2,608,349	2,623,117	14,768
Morgan Stanley & Co. International PLC
	British Pound	Sell	9/15/21	459,471	469,808	10,337
	Canadian Dollar	Buy	7/21/21	352,852	347,805	5,047
	Euro	Buy	9/15/21	558,745	574,556	(15,811)
	Japanese Yen	Buy	8/18/21	601,077	611,850	(10,773)
NatWest Markets PLC
	British Pound	Sell	9/15/21	1,209,206	1,236,557	27,351
	Euro	Sell	9/15/21	1,003,009	1,010,306	7,297
	Swedish Krona	Buy	9/15/21	842,251	872,294	(30,043)
	Swiss Franc	Buy	9/15/21	2,114,704	2,155,380	(40,676)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/21	1,409,294	1,432,358	(23,064)
	British Pound	Sell	9/15/21	2,093,973	2,131,387	37,414
	Canadian Dollar	Sell	7/21/21	531,617	524,078	(7,539)
	Euro	Buy	9/15/21	13,657	14,043	(386)
	Hong Kong Dollar	Sell	8/18/21	280,191	280,103	(88)
	Israeli Shekel	Buy	7/21/21	394,764	390,892	3,872
	Japanese Yen	Buy	8/18/21	226,615	237,133	(10,518)
Toronto-Dominion Bank
	Australian Dollar	Buy	7/21/21	254,033	262,409	(8,376)
UBS AG
	Australian Dollar	Sell	7/21/21	305,335	315,557	10,222
	Canadian Dollar	Sell	7/21/21	1,268,378	1,263,005	(5,373)
	Euro	Buy	9/15/21	1,234,107	1,268,822	(34,715)
	Hong Kong Dollar	Buy	8/18/21	187,799	187,753	46
	Japanese Yen	Buy	8/18/21	868,842	884,903	(16,061)
WestPac Banking Corp.
	British Pound	Buy	9/15/21	249,451	255,075	(5,624)
	Canadian Dollar	Sell	7/21/21	147,464	145,372	(2,092)
	Euro	Buy	9/15/21	388,330	399,334	(11,004)
Unrealized appreciation						283,041
Unrealized (depreciation)						(545,056)
Total						$(262,015)

* The exchange currency for all contracts listed is the United States Dollar.

Putnam VT International Value Fund	5

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$4,700,503	$—	$—
Consumer discretionary	8,319,068	—	—
Consumer staples	6,610,128	—	—
Energy	4,287,272	—	—
Financials	24,461,332	—	—
Health care	6,506,673	—	—
Industrials	13,739,325	—	—
Information technology	2,188,359	—	—
Materials	4,646,312	—	—
Utilities	3,383,117	—	—
Total common stocks	78,842,089	—	—
Short-term investments	—	2,689,757	—
Totals by level	$78,842,089	$2,689,757	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(262,015)	$—
Totals by level	$—	$(262,015)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

6	Putnam VT International Value Fund

Statement of assets and liabilities
6/30/21 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $67,701,527)	$78,842,089
Affiliated issuers (identified cost $2,689,757) (Note 4)	2,689,757
Cash	57,451
Foreign currency (cost $50,623) (Note 1)	50,593
Dividends, interest and other receivables	243,926
Foreign tax reclaim	155,478
Receivable for shares of the fund sold	100,978
Unrealized appreciation on forward currency contracts (Note 1)	283,041
Total assets	82,423,313

Liabilities
Payable for shares of the fund repurchased	67,801
Payable for compensation of Manager (Note 2)	46,705
Payable for custodian fees (Note 2)	10,501
Payable for investor servicing fees (Note 2)	9,664
Payable for Trustee compensation and expenses (Note 2)	65,211
Payable for administrative services (Note 2)	228
Payable for distribution fees (Note 2)	9,497
Unrealized depreciation on forward currency contracts (Note 1)	545,056
Other accrued expenses	41,673
Total liabilities	796,336

Net assets	$81,626,977

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$66,362,476
Total distributable earnings (Note 1)	15,264,501
Total — Representing net assets applicable to capital shares outstanding	$81,626,977
Computation of net asset value Class IA
Net assets	$36,061,361
Number of shares outstanding	3,197,218
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.28

Computation of net asset value Class IB
Net assets	$45,565,616
Number of shares outstanding	4,085,828
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.15

The accompanying notes are an integral part of these financial statements.

Putnam VT International Value Fund	7

Statement of operations
Six months ended 6/30/21 (Unaudited)

Investment income
Dividends (net of foreign tax of $179,666)	$1,438,691
Interest (including interest income of $969 from investments in affiliated issuers) (Note 5)	993
Securities lending (net of expenses) (Notes 1 and 5)	6,550
Total investment income	1,446,234

Expenses
Compensation of Manager (Note 2)	262,109
Investor servicing fees (Note 2)	27,125
Custodian fees (Note 2)	5,929
Trustee compensation and expenses (Note 2)	1,683
Distribution fees (Note 2)	51,550
Administrative services (Note 2)	682
Auditing and tax fees	26,385
Other	17,659
Total expenses	393,122

Expense reduction (Note 2)	(4)
Net expenses	393,118

Net investment income	1,053,116

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	3,716,888
Foreign currency transactions (Note 1)	(7,205)
Forward currency contracts (Note 1)	(157,279)
Total net realized gain	3,552,404

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	4,520,461
Assets and liabilities in foreign currencies	(12,054)
Forward currency contracts	(249,900)
Total change in net unrealized appreciation	4,258,507

Net gain on investments	7,810,911

Net increase in net assets resulting from operations	$8,864,027

The accompanying notes are an integral part of these financial statements.

8	Putnam VT International Value Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/21*	12/31/20
Increase in net assets
Operations:
Net investment income	$1,053,116	$1,323,863
Net realized gain on investments and foreign currency transactions	3,552,404	1,322,504
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	4,258,507	241,838
Net increase in net assets resulting from operations	8,864,027	2,888,205
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(788,408)	(813,094)
Class IB	(845,278)	(792,723)
Net realized short-term gain on investments
Class IA	(31,791)	—
Class IB	(37,237)	—
From net realized long-term gain on investments
Class IA	(422,815)	(431,237)
Class IB	(495,251)	(465,680)
Increase from capital share transactions (Note 4)	5,926,023	807,914
Total increase in net assets	12,169,270	1,193,385
Net assets:
Beginning of period	69,457,707	68,264,322
End of period	$81,626,977	$69,457,707

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT International Value Fund	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/21†	$10.35	.16	1.16	1.32	(.25)	(.14)	(.39)	$11.28	12.88*	$36,061	.44*	1.42*	12*
12/31/20	10.44	.20	.09	.29	(.25)	(.13)	(.38)	10.35	4.23	33,437.94		2.28	17
12/31/19	9.47	.29	1.55	1.84	(.30)	(.57)	(.87)	10.44	20.44	35,693.92		2.96	15
12/31/18	11.71	.28	(2.27)	(1.99)	(.25)	—	(.25)	9.47	(17.31)	34,394.92		2.53	17
12/31/17	9.54	.24	2.11	2.35	(.18)	—	(.18)	11.71	24.95	47,732.90		2.26	11
12/31/16	9.67	.21	(.09)	.12	(.25)	—	(.25)	9.54	1.28	43,650	.92[e]	2.29 [e]	23
Class IB
6/30/21†	$10.23	.14	1.15	1.29	(.23)	(.14)	(.37)	$11.15	12.71*	$45,566	.56*	1.30*	12*
12/31/20	10.32	.18	.08	.26	(.22)	(.13)	(.35)	10.23	3.94	36,020	1.19	2.06	17
12/31/19	9.36	.26	1.54	1.80	(.27)	(.57)	(.84)	10.32	20.22	32,572	1.17	2.70	15
12/31/18	11.59	.25	(2.26)	(2.01)	(.22)	—	(.22)	9.36	(17.61)	31,226	1.17	2.25	17
12/31/17	9.44	.21	2.10	2.31	(.16)	—	(.16)	11.59	24.69	40,161	1.15	2.02	11
12/31/16	9.56	.19	(.09)	.10	(.22)	—	(.22)	9.44	1.11	37,566	1.17[e]	2.02[e]	23

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than .01% as a percentage of average net assets per share for each class (Note 2).

The accompanying notes are an integral part of these financial statements.

10	Putnam VT International Value Fund

Notes to financial statements 6/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2021 through June 30, 2021.

Putnam VT International Value Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital growth. Current income is a secondary objective. The fund invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The fund invests mainly in developed countries, but may invest in emerging markets. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after

Putnam VT International Value Fund	11

translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $287,450 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $70,372,753, resulting in gross unrealized appreciation and depreciation of $17,149,765 and $6,252,687, respectively, or net unrealized appreciation of $10,897,078.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of

12	Putnam VT International Value Fund

each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 39.2% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.850%	of the first $5 billion,
0.800%	of the next $5 billion,
0.750%	of the next $10 billion,
0.700%	of the next $10 billion,
0.650%	of the next $50 billion,
0.630%	of the next $50 billion,
0.620%	of the next $100 billion and
0.615%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.337% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$12,579
Class IB	14,546
Total	$27,125

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $52, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities (Long-term)	$11,399,027	$8,600,549
U.S. government securities
(Long-term)	—	—
Total	$11,399,027	$8,600,549

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT International Value Fund	13

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/21		Year ended 12/31/20		Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	94,861	$1,068,749	139,481	$1,216,815	981,711	$10,990,079	1,088,098	$9,492,140
Shares issued in connection with
reinvestment of distributions	113,517	1,243,014	169,067	1,244,331	127,100	1,377,765	172,620	1,258,403
	208,378	2,311,763	308,548	2,461,146	1,108,811	12,367,844	1,260,718	10,750,543
Shares repurchased	(242,424)	(2,707,726)	(496,893)	(4,458,512)	(544,519)	(6,045,858)	(896,826)	(7,945,263)
Net increase (decrease)	(34,046)	$(395,963)	(188,345)	$(1,997,366)	564,292	$6,321,986	363,892	$2,805,280

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/20	Purchase cost	Sale proceeds	Investment income	6/30/21
Short-term investments
Putnam Short Term Investment Fund*	$1,033,450	$8,791,080	$7,134,773	$969	$2,689,757
Total Short-term investments	$1,033,450	$8,791,080	$7,134,773	$969	$2,689,757

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$41,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange contracts	Receivables	$283,041	Payables	$545,056
Total		$283,041		$545,056

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(157,279)	$(157,279)
Total	$(157,279)	$(157,279)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(249,900)	$(249,900)
Total	$(249,900)	$(249,900)

14	Putnam VT International Value Fund

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Putnam VT International Value Fund	15

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts#	$23,396	$1,510	$83,110	$20,698	$32,161	$20,580	$15,384	$34,648	$41,286	$—	$10,268	$—	$283,041
Total Assets	$23,396	$1,510	$83,110	$20,698	$32,161	$20,580	$15,384	$34,648	$41,286	$—	$10,268	$—	$283,041
Liabilities:
Forward currency contracts#	44,752	8,090	57,675	36,071	94,055	82,270	26,584	70,719	41,595	8,376	56,149	18,720	545,056
Total Liabilities	$44,752	$8,090	$57,675	$36,071	$94,055	$82,270	$26,584	$70,719	$41,595	$8,376	$56,149	$18,720	$545,056
Total Financial and Derivative
Net Assets	$(21,356)	$(6,580)	$25,435	$(15,373)	$(61,894)	$(61,690)	$(11,200)	$(36,071)	$(309)	$(8,376)	$(45,881)	$(18,720)	$(262,015)
Total collateral
received (pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(21,356)	$(6,580)	$25,435	$(15,373)	$(61,894)	$(61,690)	$(11,200)	$(36,071)	$(309)	$(8,376)	$(45,881)	$(18,720)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

16	Putnam VT International Value Fund	Putnam VT International Value Fund	17

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2021, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2021, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2021 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2021. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2020. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees

18	Putnam VT International Value Fund

and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2020. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2023. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2020. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2020 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s newly launched exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, The Putnam Funds generally performed well in 2020, which Putnam Management characterized as a challenging year with significant volatility and varied market dynamics. On an asset-weighted basis, the Putnam funds ranked in the second quartile of their peers as determined by Lipper Inc. (“Lipper”) for the year ended December 31, 2020 and, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2020. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, continued to be exceptionally strong over the long term, with The Putnam Funds ranking as the 3rd best performing mutual fund complex out of 44 complexes for the ten-year period, with 2020 marking the fourth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees noted that The Putnam Funds’ performance was solid over the one- and five-year periods, with The Putnam Funds ranking 22nd out of 53 complexes and 14th out of 50 complexes, respectively. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 26 of the funds were four- or five-star rated at the end of 2020 (representing an increase of four funds year-over-year) and that this included seven funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2020 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

Putnam VT International Value Fund	19

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — International Large-Cap Value Funds) for the one-year, three-year and five-year periods ended December 31, 2020 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	2nd

Over each of the one-year, three-year and five-year periods ended December 31, 2020, there were 14 funds in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2020 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

20	Putnam VT International Value Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
The Putnam Advisory Company, LLC	Legal Counsel	Manoj P. Singh
100 Federal Street	Ropes & Gray LLP	Mona K. Sutphen
Boston, MA 02110

Marketing Services
Putnam Retail Management
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT International Value Fund	21

This report has been prepared for the shareholders
of Putnam VT International Value Fund.	VTSA024 326443 8/21

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2021